UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22081

China Finance, Inc.
(Exact name of registrant as specified in charter)

1330 Ave of Americas, 21st floor, New York NY 10019
 (Address of principal executive offices)  (Zip code)

Wei Wei
1330 Ave of Americas, 21st floor, New York NY 10019
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 823-0530

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS

China Finance, Inc.

Schedule of Investments
			Market Value
As of March 31, 2008		Shares	(Note 1)

Common Stocks - 52.77%
	Small and Medium Sized Enterprises (or operating companies)
	in the People's Republic of China

* µ	Beijing Logistic, Inc. - 1.61%
	(par value $0.001, restricted until April 18, 2008)	5,619,124	$842,869
* µ	China Ivy School, Inc. - 0.73%
	(par value $0.001)	3,480,750	382,883
*	China Organic Agriculture, Inc. - 3.92%
	(par value $0.001)	1,729,273	2,057,835
*	China 9D Construction Group - 0.11%
	(par value $0.001)	2,251,621	58,542
*	China 9D Construction Group - 0.03%
	(par value $0.001, restricted until April 17, 2008)	649,967	16,899
*	Gulf Resources, Inc. - 11.76%
	(par value $0.001)	3,339,000	6,177,150
*	Guilin Paper, Inc. - 0.75%
	(par value $0.001)	1,702,762	391,635
*	Home System Group - 0.27%
	(par value $0.001)	480,000	144,000
* µ	Jade Art Group, Inc. - 10.33%
	(par value $0.001, restricted until April 1, 2008)	4,340,700	5,425,875
* µ	Jade Art Group, Inc. - 20.66%
	(par value $0.001, restricted until June 28, 2008)	8,681,400	10,851,750
*	Orient Paper, Inc. - 0.89%
	(par value $0.001, restricted until May 1, 2008)	1,877,525	469,381
*	Universal Travel Group - 1.71%
	(par value $0.001)	573,000	899,610

Total Common Stocks (Cost $20,271,606)			$27,718,429

Loans Receivable - 30.67%

	Fujian ZangTianYua - 5.44%
	(6.48%, due on May 22, 2008)		2,856,000
	Shenzhen HuaYinTong Electronics - 25.23%
	(9.00%, due on October 15, 2008)		13,250,488

Total Loans Receivable			$16,106,488

*    Non-income producing security.
µ    Affiliated issuer (Note 2).
(Continued)

China Finance, Inc.

Schedule of Investments

As of March 31, 2008

Real Estate Held for Investment (a) - 2.86%	$1,504,634

Total Investments - 86.30%	$45,329,551
Other Assets less Liabilities - 13.70%	7,193,567

Net Assets - 100.00%	$52,523,118

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2008.

Gross unrealized appreciation	$16,833,435
Gross unrealized depreciation	(9,386,612)

Net unrealized appreciation (depreciation)	$7,446,823

Federal income tax cost	$20,271,606

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations.

(a)    The Company’s real estate held for investment consists of a building and related land use rights. The Company values the real estate based on the cost to purchase and construct a building on the real estate.  The Company evaluates the market price semi-annually for possible impairment loss, and, as needed, a certified independent agent performs a property inspection and a market price evaluation.

 (Continued)

China Finance, Inc.

Notes to Schedule of Investments

As of March 31, 2008

Note 1 - Investment Valuation
The Company generally receives compensation for its surety guarantee services in the form of Payment Securities.  Most of the Payment Securities are shares of small companies that are traded in the over-the-counter market and are, therefore, generally considered to be thinly-traded penny stocks.  The Company has adopted policies for the valuation of securities held by the Company as part of the Company’s Pricing Policies and Procedures.  These Pricing Policies and Procedures state that the Company will generally value its portfolio securities at the quoted market price or pricing service valuation; however, pursuant to these Pricing Policies, the Board has adopted guidelines and instructions that substitute the Company’s good-faith estimate of fair value for the quoted market price or pricing service valuation when pricing securities that may be held by the Company including, without limitation, Payment Securities (the “Fair Value Pricing Instructions”).  These Fair Value Pricing Instructions are used by the Company when: its portfolio securities are subject to restrictions on resale because they have not been held by the Company for six months; there are few transactions or market-makers in the security; the spread between the bid and asked price is large; and there are substantial variations in the price quotations over time.

The Fair Value Pricing Instructions are implemented by the Board, which determines the fair value price of Payment Securities on a periodic basis (at least quarterly) in accordance with the Fair Value Pricing Instructions.  Using the Fair Value Pricing Instructions, the Board seeks to determine the price that is representative of the amount that the Company might reasonably expect to receive for the Payment Securities upon their current sale.  Under the Fair Value Pricing Instructions, the Board considers a number of factors and criteria including, without limitation: the financial standing of the issuer; the business and financial plan of the issuer and comparison of actual results with the plan; the cost of the securities as of the date received by the Company; the size of position held and the liquidity of the market; contractual and statutory restrictions on disposition; and pending public offering with respect to the financial instrument; any pending reorganization activity affecting the financial instrument (such as merger proposals, tender offers; debt restructurings, and conversions); the reported prices and the extent of public  trading in  similar  financial instruments of the issuer or comparable companies; the ability of the issuer to obtain needed financing; any changes in the economic conditions affecting the issuer; recent purchases or sales of securities of the issuers of the securities; pricing by other dealers in similar securities; and the financial statements of the issuers of the securities.

(Continued)

China Finance, Inc.

Restricted Securities

As of March 31, 2008

Security Description	Acquisition Date	Shares	Cost	Value	% of Net Assets

Beijing Logistic, Inc. (1)	10/19/2007	5,619,124	$4,214,343	$842,869	1.61%
China 9D Construction Group (2)	8/10/2007	2,251,621	$1,148,327	$58,542	0.11%
China 9D Construction Group (2)	10/17/2007	649,967	$974,950	$16,899	0.03%
Jade Art Group, Inc. (3)	10/2/2007	4,340,700	$1,446,900	$5,425,875	10.33%
Jade Art Group, Inc. (3)	12/28/2007	8,681,400	$2,893,800	$10,851,750	20.66%
Orient Paper, Inc. (4)	10/29/2007	1,877,525	$1,408,143	$469,381	0.89%

(1)
The 5,619,124 shares of BJGL represent approximately a 6% interest in the issued and outstanding common shares of BJGL as of March 31, 2008.  The BJGL shares were received as payment for surety guarantee services provided for BJGL’s October 19, 2007 merger transaction with China Baolong Logistic Limited.  The closing price of the BJGL shares was $0.75 per share on October 19, 2007.  As of March 31, 2008, the market value of unrestricted shares of BJGL was $0.15 per share, and the Company’s board determined the fair value of its shares of BJGL to be $0.15 per share.

(2)
The 2,901,588 shares of CNAG represent approximately a 3.63% interest in the issued and outstanding common shares of CNAG as of March 31, 2008.  A portion (2,251,621) of the CNAG shares were received as payment for surety guarantee services provided for CNAG’s August 10, 2007 merger transaction with China 9D Decoration Group Limited.  The closing price of the CNAG shares was $0.51 per share on August 10, 2007.  On October 17, 2007, the Company received an additional 649,967 shares of CNAG as payment of a promissory note for $974,950 owed to the Company from CNAG as payment for the original surety guarantee services the Company provided.  As of March 31, 2008, the market value of unrestricted shares of CNAG was $0.026 per share, and the Company’s board determined the fair value of its shares of CNAG to be $0.026 per share.

(3)
The 13,022,100 shares of JADG represent approximately a 5.43% interest in the issued and outstanding common shares of JADG as of March 31, 2008.  A portion (4,340,700) of the JADG shares were received as payment for surety guarantee services provided for JADG’s October 2, 2007 merger transaction with Guoxi Holding Limited.  The closing price of the JADG shares was $1.00 per share on October 2, 2007.  On December 28, 2007, the Company received an additional 8,681,400 shares of JADG due to a three-for-one forward stock split of JADG.  As of March 31, 2008, the market value of unrestricted shares of JADG was $1.25 per share, and the Company’s board determined the fair value of its shares of JADG to be $1.25 per share.

(4)
The 1,877,525 shares of OPAI represent approximately a 4.68% interest in the issued and outstanding common shares of OPAI as of March 31, 2008.  The OPAI shares were received as payment for surety guarantee services provided for OPAI’s October 29, 2007 merger transaction with Dongfang Zhiye Holding Limited.  The closing price of the OPAI shares was $0.75 per share on October 29, 2007.  As of March 31, 2008, the market value of unrestricted shares of OPAI was $0.25 per share, and the Company’s board determined the fair value of its shares of OPAI to be $0.25 per share.

(Continued)

China Finance, Inc.

Affiliated Securities

As of March 31, 2008

The companies included in the table below are affiliated issuers (as defined in the Investment Company Act of 1940) of the Company because the Company owns 5% or more of the outstanding voting securities of each issuer listed.  A summary of the Company's investments in affiliates for the period ended March 31, 2008 is noted below:

Affiliate	Balance 03/31/2008	Dividends	Realized Gain/Loss	Value 03/31/2008	Acquisition Cost

China Ivy School, Inc.	3,480,750	$--	$--	$382,883	$1,740,375
Beijing Logistic, Inc. (1)	5,619,124	$--	$--	$842,869	$4,214,343
Jade Art Group, Inc. (3)	13,022,100	$--	$--	$16,277,625	$4,340,700

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications for each principal executive officer and principal financial officer of the registrant as required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

China Finance, Inc.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu
Chairman and Chief Executive Officer
China Finance, Inc.

Date: May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Zhi Yong Xu
Zhi Yong Xu
Chairman and Chief Executive Officer
China Finance, Inc.

Date: May 21, 2008

By: (Signature and Title)	/s/ Liang Liao
Liang Liao
Chief Financial Officer
China Finance, Inc.

Date: May 21, 2008